Description of Organization And Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended	11 Months Ended
	Jul. 16, 2022	Jul. 16, 2020	Mar. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation			Jan. 24, 2020	Jan. 24, 2020
Issue of common stocks, Initial public offering				72,450,000
Proceeds from Issuance of Initial Public Offering		$ 724,500,000
Warrants issued, price per warrants		$ 10.00
Proceeds from Issuance of Warrants		$ 724,500,000
Transaction costs		40,686,819
Underwriting fees Paid		14,490,000
Deferred underwriting fees		25,357,500	$ 25,357,500	$ 25,357,500
Other offering costs		$ 839,319
Operating bank accounts			359,067	$ 1,123,407
Percentage of fair market value of target business to net assets held in the trust account		80.00%
Percentage of redeeming shares of public shares without the company's prior written consent		15.00%
Percentage of timing of the company's obligation to redeem public shares before business combination		100.00%
Going Concern Consideration [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Operating bank accounts			359,067
Securities held in the trust account			725,779,404
Working capital			$ 432,266
Redemption Of Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets		$ 5,000,001
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business combination issued and outstanding voting securities		50.00%
Business combination, net tangible assets acquired		$ 5,000,001
Asset Held in Trust
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Redemption of share, price per share		$ 10.00
Forecast
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of timing of the company's obligation to redeem public shares before business combination	100.00%
Estimated costs of winding up	$ 100,000
Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued during the period		11,326,667
Warrants issued, price per warrants		$ 1.50
Proceeds from Issuance of Warrants		$ 16,990,000
Private Placement Warrants | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Investment In Trust Account Maturity Term		0 days
IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering			35,476,667
Overallotement Option | IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock shares subject to forfeiture		9,450,000
Common Class A | IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering	72,450,000		72,450,000
Shares issued, price per share		$ 10.00	$ 10.00
Common Class A | Overallotement Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering		72,450,000